VESSELS UNDER FINANCE LEASE, NET - Narrative (Details) - vessel	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Capital Leased Assets [Line Items]
Number of vessels under capital lease	1	1
Lease term	10 years